Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business segment information
Sales	$ 200,316	$ 209,363	$ 171,493
Excise taxes	(24,067)	(25,257)	(22,394)
Revenues from sales	176,249	184,106	149,099
Purchases, net of inventory variation	(116,221)	(125,816)	(99,411)
Other operating expenses	(27,255)	(27,484)	(24,966)
Exploration costs	(785)	(797)	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(15,731)	(13,992)	(16,103)
Other income	1,163	1,838	3,811
Other expense	(1,192)	(1,273)	(1,034)
Financial interest on debt	(2,333)	(1,933)	(1,396)
Financial income and expense from cash & cash equivalents	(19)	(188)	(138)
Cost of net debt	(2,352)	(2,121)	(1,534)
Other financial income	792	1,120	957
Other financial expense	(764)	(685)	(642)
Net income (loss) from equity affiliates	3,406	3,170	2,015
Income taxes	(5,872)	(6,516)	(3,029)
Consolidated net income	11,438	11,550	8,299
Group share	11,267	11,446	8,631
Non-controlling interests	171	104	(332)
Adjusted
Business segment information
Sales	200,380	209,307	171,513
Excise taxes	(24,067)	(25,257)	(22,394)
Revenues from sales	176,313	184,050	149,119
Purchases, net of inventory variation	(116,464)	(125,134)	(99,534)
Other operating expenses	(26,872)	(27,060)	(24,427)
Exploration costs	(785)	(797)	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14,811)	(12,218)	(11,441)
Other income	876	1,518	772
Other expense	(455)	(448)	(389)
Financial interest on debt	(2,318)	(1,866)	(1,367)
Financial income and expense from cash & cash equivalents	(19)	(188)	(138)
Cost of net debt	(2,337)	(2,054)	(1,505)
Other financial income	792	1,120	957
Other financial expense	(764)	(685)	(642)
Net income (loss) from equity affiliates	2,260	3,161	2,574
Income taxes	(5,663)	(7,489)	(3,858)
Consolidated net income	12,090	13,964	10,762
Group share	11,828	13,559	10,578
Non-controlling interests	262	405	184
Adjustments
Business segment information
Sales	(64)	56	(20)
Revenues from sales	(64)	56	(20)
Purchases, net of inventory variation	243	(682)	123
Other operating expenses	(383)	(424)	(539)
Depreciation, depletion and impairment of tangible assets and mineral interests	(920)	(1,774)	(4,662)
Other income	287	320	3,039
Other expense	(737)	(825)	(645)
Financial interest on debt	(15)	(67)	(29)
Cost of net debt	(15)	(67)	(29)
Net income (loss) from equity affiliates	1,146	9	(559)
Income taxes	(209)	973	829
Consolidated net income	(652)	(2,414)	(2,463)
Group share	(561)	(2,113)	(1,947)
Non-controlling interests	$ (91)	$ (301)	$ (516)